Contents of Significant Accounts - Net Other Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Analysis of income and expense [abstract]
Government grants	$ 1,337,458		$ 3,862,001	$ 5,058,658
Rental income from property, plant and equipment	202,010		202,082	192,833
Gain on disposal of property, plant and equipment	72,402	$ 2,208	268,293	482,983
Others	(287,961)		(330,050)	(394,827)
Total	$ 1,323,909	$ 40,375	$ 4,002,326	$ 5,339,647